Income Taxes - Summary of Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current tax expense	$ 5,527,161	$ 5,310,454
Origination and reversal of temporary differences	(1,559,332)	(830,584)
Change in enacted tax rates and other	2,334,678	(224,720)
Total tax expense (recovery)	$ 6,302,507	$ 4,255,150